Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (3,163,127)	$ 373,100
Adjustments to reconcile net (loss) income from operating activities to net cash provided by (used in) operating activities
Stock-based compensation	896,882	872,711
Change in allowance for doubtful accounts	83,039	49,687
Impairment charges	500,198	0
Depreciation and amortization	2,179,638	1,265,739
Loss (gain) on disposal of property, plant and equipment	24,646	(11,921)
Change in deferred tax asset	(1,402,397)	(512,971)
Change in foreign exchange contracts	64,593	(666,310)
Change in derivative warrant liabilities	1,396,000	0
Change in contingent consideration obligation	74,000	0
Amortization of debt discount	2,934,164	51,438
Changes in:
Accounts receivable	(4,391,780)	(11,301,001)
Inventories	21,308,005	(2,135,746)
Prepaid expenses and other current assets	(318,479)	273,415
Crop production costs	349,435	(369,501)
Other non-current assets	(7,450)	0
Accounts payable	(11,158,693)	(4,890,482)
Accounts payable - related parties	143,781	150,393
Accrued expenses and other current liabilities	1,591,582	(912,671)
Other non-current liabilities	8,313	(102,918)
Net cash provided by (used in) operating activities	11,112,350	(17,867,038)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(1,595,813)	(434,416)
Proceeds from disposal of property, plant and equipment	7,100,000	24,832
Acquisition of business	(36,688,881)	0
Investment in Bioceres	(4,982)	(354,525)
Net cash used in investing activities	(31,189,676)	(764,109)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from sale of common stock	4,161,937	0
Net proceeds from warrant exercises	0	213,676
Proceeds from exercise of common stock options	1,079,999	0
Common stock repurchased	0	(134,196)
Taxes paid related to net share settlements of stock-based compensation awards	(114,502)	(303,188)
Borrowings and repayments on line of credit, net	(766,673)	8,914,888
Proceeds from sale of convertible debt and warrants	27,000,000	0
Borrowings of long-term debt	509,702	0
Debt issuance costs	(1,931,105)	0
Repayments of convertible debt	(5,045,519)	0
Repayments of long-term debt	(2,488,567)	(746,789)
Net cash provided by financing activities	22,405,272	7,944,391
EFFECT OF EXCHANGE RATE CHANGES ON CASH	40,009	73,185
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,367,955	(10,613,571)
CASH AND CASH EQUIVALENTS, beginning of the period	1,167,503	11,781,074
CASH AND CASH EQUIVALENTS, end of period	3,535,458	1,167,503
Cash paid during the period for:
Interest	1,491,348	555,970
Income taxes	$ 210,112	$ 777,821